Income Tax - Additional Information (Detail) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Statements [Line Items]
Statutory tax rate	28.50%	28.50%	28.50%	28.50%
Corporate income tax rate	21.00%	21.00%	21.00%	21.00%
Current tax liabilities	€ 4,298		€ 4,298		€ 4,298
GERMANY | Immatics Biotechnologies GmbH [Member]
Statements [Line Items]
Percentage Of Income That Can Be Used To Set Off Tax Losses Carry Forward		60.00%
Percentage Of Pretax Income Subject To Income Tax		40.00%
Current tax liabilities		€ 1,200		€ 1,200